CONSOLIDATED STATEMENTS OF SHAREHOLDERS' DEFICIT (Unaudited) - USD ($) $ in Thousands	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (loss)	Non Controlling Interest	Total
Balance at Dec. 31, 2020	$ 19,186	$ 26,706	$ (68,603)	$ (6,259)	$ (1,515)	$ (30,485)
Balance, shares at Dec. 31, 2020	37,433,333
Net income (loss)	$ 0	0	22,668	0	489	23,157
Translation adjustment	0	0	0	(474)	(10)	(484)
Unrealized gains (losses) on derivative instruments						0
Change in terms of redeemable non controlling interests	0	(10,102)	0	0	951	(9,151)
Balance at Jun. 30, 2021	$ 19,186	16,604	(45,935)	(6,733)	(85)	(16,963)
Balance, shares at Jun. 30, 2021	37,433,333
Net income (loss)	$ 0	0	12,139	0	(208)	11,931
Translation adjustment	0	0	0	(1,165)	93	(1,072)
Unrealized gains (losses) on derivative instruments	0	0	0	32	0	32
Stock-based compensation - AU10TIX Technologies B.V.	0	240	0	0	0	240
Balance at Dec. 31, 2021	$ 19,186	16,844	(33,796)	(7,866)	(200)	$ (5,832)
Balance, shares at Dec. 31, 2021	37,433,333					37,433,333
Net income (loss)	$ 0	0	7	0	(13)	$ (6)
Translation adjustment	0	0	0	(155)	0	(155)
Unrealized gains (losses) on derivative instruments	0	0	0	(352)	0	(352)
Balance at Jun. 30, 2022	$ 19,186	$ 16,844	$ (33,789)	$ (8,373)	$ (213)	$ (6,345)
Balance, shares at Jun. 30, 2022	37,433,333					37,433,333